Stock-Based Compensation Plans - Employee Stock Purchase Plan (Details) - Employee Stock Purchase Plan - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation Plans - Disclosures
Weighted-average fair value of discount on employee stock purchase plan (in dollars per share)	$ 8.37	$ 7.49	$ 7.31	$ 15.64
Maximum value of company common stock that can be purchased by an employee per year		$ 25,000
Employee purchase price as a percent of fair market value (as a percent)		90.00%		85.00%